STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS OF STOCK OPTIONS

The Company uses the Black-Scholes valuation model to calculate the fair value of stock options at the date of grant. Weighted average annualized percentages and expected term inputs used in Black-Scholes valuations during the periods listed below are:

	Nine Months Ended March 31,
	2026	2025 (1)
Expected volatility	95.46%
Risk free interest rate	3.85%
Dividend yield	0%
Expected term (years)	5.87

(1)	No stock options were issued during the nine months ended March 31, 2025.

The Company uses the Black-Scholes valuation model to calculate the fair value of warrants. Weighted average annualized percentages and expected term inputs used in Black-Scholes valuations during the periods are listed below:

	Year ended June 30,
	2025(1)	2024
Expected volatility		80.06%
Risk free interest rate		4.86
Dividend yield		–
Expected term (years)		6.00

(1)	No stock options were granted during the year ended June 30, 2025.

SCHEDULE OF STOCK OPTIONS ACTIVITY

Activity in the Company’s stock options during the nine months ended March 31, 2026 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (years)	Aggregate intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2025	796,660	$4.10			$3.08
Granted	536,239	$1.88			$1.23
Exercised	(62,125)	$4.10			$3.40
Forfeited and cancelled	(304,440)	$3.43		$115,095	$2.54
Outstanding at March 31, 2026	966,334	$3.08	6.75		$2.21
Exercisable at March 31, 2026	729,335	$3.47	6.23		$2.52

Activity in the Company’s stock options during the nine months ended March 31, 2025 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (years)	Aggregate intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2024	1,605,060	$4.85
Granted	-
Exercised	-
Forfeited and cancelled	(387,535)	$3.39
Outstanding at March 31, 2025	1,217,525	$5.32	5.34
Exercisable at March 31, 2025	766,905	$6.39	3.60

Activity in stock options during the year ended June 30, 2025 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)	Aggregate intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2024	1,605,060	$4.85
Granted	–	–
Exercised	–	–
Forfeited and cancelled	(808,400)	5.60
Outstanding at June 30, 2025	796,660	4.10	7.10
Exercisable at June 30, 2025	385,189	4.71	6.08

Activity in stock options during the year ended June 30, 2024 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)	Aggregate intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2023	973,400	$6.44
Granted	1,034,204	3.45			$2.24
Exercised	(100,104)	3.40		$97,593
Forfeited and cancelled	(302,440)	5.66
Outstanding at June 30, 2024	1,605,060	4.85	7.96
Exercisable at June 30, 2024	426,363	8.72	4.92

SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY

Activity in RSUs, including PSUs, during the nine months ended March 31, 2026 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contract Term (years)
Outstanding at June 30, 2025	200,000	$1.60	0.91
Granted	304,878	$1.43	0.16
Vested and settled	-
Forfeited and cancelled	-
Outstanding at March 31, 2026	504,878	$1.50	1.44

Activity in RSUs during the nine months ended March 31, 2025 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contract Term (years)
Outstanding at June 30, 2024	114,666	$5.56
Granted	-
Vested and settled	(34,668)	$7.30
Forfeited and cancelled	(11,770)	$8.00
Outstanding at March 31, 2025	68,228	$4.25	0.05

Activity in RSUs during the year ended June 30, 2025 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2024	114,666	$5.56
Granted	200,000	1.60
Vested and settled	(102,896)	5.28
Forfeited and cancelled	(11,770)	8.00
Outstanding at June 30, 2025	200,000	1.60	0.91

Activity in RSUs during the year ended June 30, 2024 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2023	193,749	$6.09
Granted	68,228	4.25
Vested and settled	(136,956)	5.55
Forfeited and cancelled	(10,355)	6.91
Outstanding at June 30, 2024	114,666	5.56	0.61

SCHEDULE OF STOCK-BASED COMPENSATION EXPENSES

At March 31, 2026, none of the PSUs with performance only conditions were deemed to be probable of achievement and no related stock-based compensation has been recognized to date. The following table summarizes SBC expense:

	Three months ended March 31,		Nine months ended March 31,
	2026	2025	2026	2025
Selling and administrative	$220,000	$161,000	$694,000	$730,000
Research and development	20,000	45,000	40,000	101,000
Total stock-based compensation expense	$240,000	$206,000	$734,000	$831,000

The following table summarizes stock-based compensation expense for employee and non-employee stock option and RSU grants and ESPP participation:

	Year ended June 30,
	2025	2024
Research and development	$127,000	$236,000
Selling and administrative	852,000	1,335,000
Total stock-based compensation expense	$979,000	$1,571,000

SCHEDULE OF EMPLOYEE STOCK PURCHASE PLAN

	Common Stock	Price per Share
Shares authorized under the 2023 ESPP	350,000

Purchase - March 28, 2024	37,543	$2.80
Purchase - September 30, 2024	20,987	$2.58
Purchase - March 31, 2025	29,350	$1.46
Purchase - September 30, 2025	26,312	$1.39
Purchase - March 31, 2026	21,248	$0.91

Available under the 2023 ESPP as of March 31, 2026	214,560

Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF STOCK WARRANT ACTIVITY

	Number of Preferred Warrants	Weighted Average Exercise Price per Warrant	Convertible to Common Shares	Weighted Average Remaining Contract Term (years)
Outstanding and exercisable at June 30, 2025	-
Issued	258,144	$0.001	2,429,523	N/A
Exercised	-
Expired and cancelled	-
Outstanding and exercisable at March 31, 2026	258,144	$0.001	2,429,523	N/A

Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF STOCK WARRANT ACTIVITY

Activity in the Company’s Common Stock Warrants during the nine months ended March 31, 2026 is reflected below:

	Number of Common Stock Warrants	Weighted Average Exercise Price Per Warrant	Weighted Average Remaining Contract Term (years)
Outstanding and exercisable at June 30, 2025	1,413,110	$6.14	1.48
Issued	1,214,766	$1.72	4.46
Exercised	-
Expired and cancelled	(131,678)	$4.80
Outstanding and exercisable at March 31, 2026	2,496,198	$4.06	2.62

Activity in the Company’s Common Stock Warrants during the nine months ended March 31, 2025 is reflected below:

	Number of Common Stock Warrants	Weighted Average Exercise Price Per Warrant	Weighted Average Remaining Contract Term (years)
Outstanding and exercisable at June 30, 2024	1,413,110	$6.14	2.48
Issued	-
Exercised	-
Expired and cancelled	-
Outstanding and exercisable at March 31, 2025	1,413,110	$6.14	1.73

Warrant [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF STOCK WARRANT ACTIVITY

Warrant detail for the year ended June 30, 2025 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Weighted Average Remaining Contract Term (# years)
Outstanding and exercisable at June 30, 2024	1,413,110	$6.14
Issued	-	-
Exercised	-	-
Forfeited and cancelled	–	–
Outstanding and exercisable at June 30, 2025	1,413,110	6.14	1.48

Warrant detail for the year ended June 30, 2024 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Weighted Average Remaining Contract Term (# years)
Outstanding and exercisable at June 30, 2023	1,455,119	$6.10
Issued	41,196	3.24
Exercised	-	-
Forfeited and cancelled	(83,205)	4.00
Outstanding and exercisable at June 30, 2024	1,413,110	6.14	2.48

SCHEDULE OF FAIR VALUE ASSUMPTIONS OF STOCK OPTIONS

The Company uses the Black-Scholes valuation model to calculate the fair value of warrants. The fair value of warrants was measured at the issuance date using the assumptions in the table below:

	Year ended June 30,
	2025(1)	2024
Expected volatility	-	83.70%
Risk free interest rate	-	4.65%
Dividend yield	-	-%
Expected term (years)		5.00

(1)	No warrants were issued during the year ended June 30, 2025.